SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME

NOTE 12:-    SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS

a.          Financial income (expenses), net:

	Year ended December 31,
	2014	2013	2012
Financial income:

Foreign currency translation adjustments	$12	$10	$-
Realized gain on marketable securities	1,862	326	689
Interest income and amortization/accretion of premium/discount on marketable securities	2	5	7
Dividend on equity marketable securities	85	160	216

	1,961	501	912
Financial expenses:

Bank charges	(20)	(28)	(33)
Foreign currency translation adjustments	-	-	(23)

	(20)	(28)	(56)

	$1,941	$473	$856

b.           Allowance for doubtful accounts:

              The balance of the allowance for doubtful accounts for the years ended December 31, 2014, 2013 and 2012, was $44, $0, $0 respectively.

              The increase in the allowance for doubtful accounts for the year ended 2014 was $ 44.

              There was no change in the allowance for doubtful accounts for the years ended December 31, 2013 and 2012.